GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (591,936)	$ (354,506)	$ (591,936)	$ (1,786,021)	$ (358,243)	$ (1,055,133)
Net cash provided by (used in) operating activities	(253,196)	(252,954)		(1,228,699)	(265,311)
Stockholders’ deficit	$ (2,264,412)	$ (1,279,699)		$ (1,990,976)	$ (1,202,193)
Impact on revenues	Anticipates having a revenue projection of $6 to $8 million